Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Everest Group, Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	1-15731
Entity Tax Identification Number	98-0365432
Entity Address, Address Line One	Seon Place – 4th Floor
Entity Address, Address Line Two	141 Front Street
Entity Address, Address Line Three	PO Box HM 845
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 19
City Area Code	441
Local Phone Number	295-0006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, $0.01 par value
Trading Symbol	EG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001095073